Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents
Schedule of cash and cash equivalents

	At June 30,	At December 31,
(in thousands of $)	2024	2023
Money market funds	$1,307,197	$1,678,100
Term accounts	100,000	350,000
Cash and bank balances	31,050	20,744
Total cash and cash equivalents	$1,438,247	$2,048,844